Revenues	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenues
13.
Revenues

The Company has four principal offerings:

Custom Products

Custom products include products designed for a specific project or application, involving significant consultation between our in-house engineering team and the customer. Each custom product identified and deliverable in a contract represents a distinct performance obligation within a sales contract. The Company recognizes revenue from custom products either over time, primarily using the output method, or at the point in time when control is transferred to the customer. Revenue is recognized over time using the output method when the manufactured products do not have alternative use and the Company has an enforceable right to payment. The output method is measured based on the units manufactured, which management believes best depicts the extent of transfer of control to the customer. For custom products sold that do not meet the criteria to be recognized over time, revenue is recognized at a point in time when control transfers to the customer, which generally occurs when the custom products have been shipped or delivered to the customer, depending on shipping terms.

Powertrain Solutions

Powertrain solutions include combinations of custom products that are integrated together, skidded together, or designed to work together as a system. Each powertrain solution identified and deliverable in a contract represents a distinct performance obligation within a sales contract. The Company recognizes revenue for the sale of powertrain solutions either over time, primarily using the input method, or at a point in time when control has transferred to the customer. Revenue is recognized over time using the input method when the manufactured products do not have alternative use and the Company has an enforceable right to payment. The input method is measured based on costs incurred relative to total estimated project costs. For powertrain solutions that do not meet the criteria to be recognized over time, revenue is recognized at a point in time when control transfers to the customer, which generally occurs when the products have been shipped or delivered to the customer, depending on shipping terms.

Standard Products

Standard products include common designs that are suitable for basic applications and are typically stocked by distributors. Each standard product identified and deliverable in a contract represents a distinct performance obligation within a sales contract. The Company recognizes revenue for the sale of standard products at a point in time when control has been transferred to the customer which generally occurs when the products have been shipped or delivered to the customer, depending on shipping terms.

Services

Services include installation, repair, maintenance, and commissioning. Services revenue is generally recognized over time as the services are provided, using the input method of costs incurred in relation to the estimated contract costs to complete, or straight-line for stand-ready contracts, because the customer simultaneously receives and consumes the benefit as we perform the services.

Disaggregation of Revenues

The following table disaggregates revenues by principal offering and timing of transfer of control (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2025	2026	2025	2026
Revenues by principal offering:
Custom products	$142,170	$259,283	$422,347	$698,971
Powertrain solutions	28,427	98,924	48,322	210,707
Standard products	8,618	13,207	24,585	31,292
Services	7,009	7,295	20,321	17,417
Revenues	$186,224	$378,709	$515,575	$958,387
Revenues by timing of recognition:
Over-time revenues	$113,162	$214,505	$327,011	$550,018
Point-in-time revenue	73,062	164,204	188,564	408,369
Revenues	$186,224	$378,709	$515,575	$958,387

13.
Revenues

The Company has four principal offerings:

Standard Products

Standard products include common designs that are suitable for basic applications and are typically stocked by distributors. Each standard product identified and deliverable in a contract represents a distinct performance obligation within a sales contract. The Company recognizes revenue for the sale of standard products at a point in time when control has transferred to the customer which generally occurs when the standard products have been shipped or delivered to the customer, depending on shipping terms.

Custom Products

Custom products include products designed for a specific project or application, involving significant consultation between our in-house engineering team and the customer. Each custom product identified and deliverable in a contract represents a distinct performance obligation within a sales contract. The Company recognizes revenue from custom products either over time, primarily using the output method, or at the point time when control is transferred to the customer. Revenue is recognized over time using the output method when the manufactured products do not have alternative use and the Company has an enforceable right to payment. The output method is measured based on the units manufactured, which management believes best depicts the extent of transfer of control to the customer. For customer products sold that do not meet the criteria to be recognized over time, revenue is recognized at a point in time when control transfers to the customer which generally occurs when the custom products have been shipped or delivered to the customer, depending on shipping terms.

Powertrain Solutions

Powertrain solutions include combinations of custom products that are integrated together, skidded together or designed to work together as a system. Each powertrain solution identified and deliverable in a contract represents a distinct performance obligation within a sales contract. The Company recognizes revenue for the sale of powertrain solutions at a point in time when control has transferred to the customer which generally occurs when the products have been shipped or delivered to the customer, depending on shipping terms.

Services

Services include installation, repair, maintenance, and commissioning. Services revenue is generally recognized over time as the services are provided, using the input method of costs incurred in relation to the estimated contract costs to complete, or straight-line for stand-ready contracts, because the customer simultaneously receives and consumes the benefit as we perform the services.

Disaggregation of Revenues

The following table disaggregates revenue by principal offering and timing of transfer of control (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Revenues by principal offering:
Standard products	$13,052	$21,310	$34,624
Custom products	51,426	152,386	590,646
Powertrain solutions	—	1,423	99,479
Services	—	6,191	28,439
Total revenues	$64,478	$181,310	$753,188
Revenues by timing of recognition:
Over-time revenues	$51,426	$125,273	$469,947
Point-in-time revenue	13,052	56,037	283,241
Total Revenue	$64,478	$181,310	$753,188